Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Exchanges Rates Used for Translation from Hong Kong	This pegged rate was used to translate Company’s balance sheets, income statement items and cash flow items for both 2026 and 2025.
	For the year ended March 31,
	2026	2025	2024
Year-end HKD: US$ exchange rate	7.83426	7.74800	7.82418
Year average HKD: US$ exchange rate	7.79854	7.77593	7.82381

Schedule of Property Plant and Equipment Using Straight-Line Method Over their Estimated Useful Lives

The Property, plant and equipment is calculated using the straight-line method over their estimated useful lives, as follows:

Estimated useful lives
Leasehold improvement	5 years
Furniture and fixtures	5 years
Office equipment	5 years
Computer and equipment	5 years
Motor vehicles	5 years

Schedule of Transferring Control of Goods to Customers	Contract liabilities are recognized as revenue when the Group satisfies its performance obligations by transferring control of goods to customers.
	As of March 31,
	2026	2025
	US$	US$
Balance at April 1,	430,735	518,441
Addition	161,094	-
Recognized to revenue during the year	(15,545)	(87,706)
Balance at March 31,	576,284	430,735